Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature
Personnel expenses	€ 7,845	€ 7,814	€ 3,738
Cost of material	7,776	7,260	2,907
Depreciation and amortization	1,591	1,594	286
Rental expenses	339	344	164
Impairment charges	210	17	11
Other	5,733	7,829	3,993
Total operating expenses	23,494	24,858	11,099
Government grant income and R&D tax credits	140	126	20
Income from government grants	€ 2	€ 11	€ 4